Contingent Assets and Liabilities - Additional Information (Detail) $ in Millions, $ in Millions		1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 02, 2013 USD ($)	Nov. 30, 2015 USD ($)	Aug. 31, 2003 Companies	Jun. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($) Companies	Dec. 31, 2016 USD ($) Companies	Dec. 31, 2015 ARS ($)	Dec. 31, 2014 Judgment
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss of profit							$ 12,672	$ (28,379)		$ 4,426
Cerro Divisadero [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Amount of claims settled		$ 122.5
Material damages		45.3
Loss of production		77.2
Advance		$ 60.0
Gain on insurance recorded in "other net operating results"										1,165
Amount received under second and final payments									$ 62.5
Asociacion Superficiarios de la Patagonia [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Number of companies sued | Companies			18
Dock Sud, Province of Buenos Aires [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Number of companies sued | Companies								44	44
La Plata Refinery [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Material damages	$ 227.0
Total indemnification amount	615.0
Payment received against indemnification				$ 185.0	$ 130.0	$ 300.0
Gain on insurance										$ 523
La Plata Refinery [member] | Material damages contingent liability [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss of profit	$ 388.0
CSJN [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Number of interlocutory judgments issued | Judgment											2
Administracion Federal de Ingresos Publicos [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Amount claimed against dispute							$ 3,997